Equity Based Payments (Details Textual) - $ / shares	1 Months Ended	9 Months Ended	12 Months Ended
	Oct. 31, 2014	Dec. 31, 2015	Mar. 31, 2015	Dec. 31, 2014	Oct. 02, 2014
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of shares authorized					2,000,000
Share Price		$ 1.00		$ 1.00
Granted (in shares)			35,000
Officers And Directors [Member] | Employee Stock Option [Member] | Restricted Stock [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Term of award (in years)		3 years
Share-based Compensation Arrangement by Share-based Payment Award, Shares Issued in Period		1,050,000
Share-based Compensation Arrangement by Share-based Payment Award, Options, Vested and Expected to Vest, Exercisable, Weighted Average Exercise Price		$ 0.10
Share-based Compensation Arrangement by Share-based Payment Award, Expiration Period		3 years
Share-based Compensation Arrangement by Share-based Payment Award, Options, Vested, Number of Shares		450,000
Share-based Compensation Arrangement by Share-based Payment Award, Options, Vested and Expected to Vest, Exercisable, Number		600,000
Minimum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share Price		$ 0.01	$ 0.01
Maximum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Term of award (in years)	10 years
Share Price		$ 3.50	$ 3.50
Share-based Compensation Arrangement by Share-based Payment Award, Expiration Period	10 years
Stock Incentive Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Term of award (in years)		10 years
Number of shares authorized		2,000,000
Share-based Compensation Arrangement by Share-based Payment Award, Expiration Period		10 years